Consolidated statement of cash flows - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Profit for the year	£ 3,144	£ 2,772	£ 2,362
Discontinued operations		55
Taxation	596	732	496
Share of after tax results of associates and joint ventures	(309)	(309)	(221)
Net finance charges	260	329	327
Non-operating items		(20)	(123)
Operating profit	3,691	3,559	2,841
Increase in inventories	(271)	(159)	(95)
(Increase)/decrease in trade and other receivables	(202)	89	(86)
Increase in trade and other payables and provisions	314	221	128
Net (increase)/decrease in working capital	(159)	151	(53)
Depreciation, amortisation and impairment	493	361	473
Dividends received	159	223	173
Post employment payments less amounts included in operating profit	(108)	(111)	(59)
Other items	10	(6)	(15)
Adjustments to reconcile profit (loss), Total	554	467	572
Cash generated from operations	4,086	4,177	3,360
Interest received	167	180	174
Interest paid	(418)	(493)	(479)
Taxation paid	(751)	(732)	(507)
Net total of interest received, interest paid and taxation paid	(1,002)	(1,045)	(812)
Net cash inflow from operating activities	3,084	3,132	2,548
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	40	46	57
Purchase of property, plant and equipment and computer software	(584)	(518)	(506)
Movements in loans and other investments	(17)	3	(2)
Sale of businesses	4	(52)	1,062
Acquisition of businesses	(594)	(31)	(15)
Net cash (outflow)/inflow from investing activities	(1,151)	(552)	596
Cash flows from financing activities
Share buyback programme	(1,507)
Proceeds from issue of share capital	1	1	1
Net sale/(purchase) of own shares for share schemes	8	(41)	(1)
Dividends paid to non-controlling interests	(80)	(83)	(101)
Purchase of shares of non-controlling interests			(21)
Rights issue proceeds from non-controlling interests	26
Proceeds from bonds	2,612
Repayment of bonds	(1,571)	(1,234)	(1,003)
Net movements in other borrowings	(26)	414	(233)
Equity dividends paid	(1,581)	(1,515)	(1,443)
Net cash outflow from financing activities	(2,118)	(2,458)	(2,801)
Net (decrease)/increase in net cash and cash equivalents	(185)	122	343
Exchange differences	(39)	(14)	84
Net cash and cash equivalents at beginning of the year	917	809	382
Net cash and cash equivalents at end of the year	693	917	809
Net cash and cash equivalents consist of:
Cash and cash equivalents	874	1,191	1,089
Bank overdrafts	(181)	(274)	(280)
Net cash and cash equivalents at end of the year	£ 693	£ 917	£ 809